RECOURSE LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RECOURSE LOANS
Loans provided	$ 950	$ 1,048	$ 509
Repayment of recourse loans	1,281	26
Recourse Loans
RECOURSE LOANS
Loans provided	950	1,048	509
Interest rate (as a percent)	1.00%
Interest of recourse loans	21	13
Repayment of recourse loans	$ 1,281	$ 26
Recourse Loans | Minimum
RECOURSE LOANS
Term of loan	5 years
Recourse Loans | Maximum
RECOURSE LOANS
Term of loan	10 years